Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	3 Months Ended									9 Months Ended		12 Months Ended			0 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013 Segment Subsidiary	Dec. 31, 2012	Dec. 31, 2011	Mar. 09, 2012 Subsidiary Branch	Aug. 12, 2013 Branch
Summary Of Significant Accounting Policies [Line Items]
Number of subsidiary												3
Percentage of outstanding common stock of investees accounted for using equity method of accounting		100.00%										100.00%
Period for satisfactory payment of TDRs												6 months
Evaluation for impairment of substandard and nonaccrual commercial loans	$ 500,000	$ 500,000								$ 500,000		$ 500,000
Reporting units												3
Carrying amount of goodwill	175,820,000	175,820,000				175,733,000				175,820,000		175,820,000	175,733,000
Amortization period of intangible assets												10 years
Percentage of amount recognized of tax benefit		50.00%										50.00%
Percentage of projected benefit obligation		10.00%										10.00%
Income Tax expense	4,906,000	4,098,000	4,207,000	3,951,000	2,222,000	2,400,000	2,623,000	1,383,000	855,000	13,552,000	10,380,000	14,478,000	7,261,000	14,622,000
Variable Interest Entity, Primary Beneficiary [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of subsidiary												1
Community Banking [Member]
Summary Of Significant Accounting Policies [Line Items]
Carrying amount of goodwill		171,600,000										171,600,000
Percentage of goodwill to reporting units												98.00%
Insurance [Member]
Summary Of Significant Accounting Policies [Line Items]
Carrying amount of goodwill		4,200,000										4,200,000
Percentage of goodwill to reporting units												2.00%
Mainline [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of subsidiary															1
Business acquisition date												Mar. 09, 2012
Number of branches															8
Business acquisition, loans		129,501,000										129,501,000			129,500,000
Business acquisition, deposits		205,989,000										205,989,000			206,000,000
Business acquisition cost												27,764,000			27,800,000
Carrying amount of goodwill		6,684,000										6,684,000
Gateway [Member]
Summary Of Significant Accounting Policies [Line Items]
Business acquisition date												Aug. 13, 2012
Number of branches																2
Business acquisition, loans		99,003,000										99,003,000				99,100,000
Business acquisition, deposits		105,400,000										105,400,000				105,400,000
Business acquisition cost												19,794,000				19,800,000
Carrying amount of goodwill		$ 3,863,000										$ 3,863,000
Interest Rate Lock Commitments [Member]
Summary Of Significant Accounting Policies [Line Items]
Period for interest rate lock commitment												60 days
Commercial Real Estate [Member]
Summary Of Significant Accounting Policies [Line Items]
Allowance for loan loss emergence period												3 years 6 months
Commercial and Industrial [Member]
Summary Of Significant Accounting Policies [Line Items]
Allowance for loan loss emergence period												2 years 6 months
Commercial Construction [Member]
Summary Of Significant Accounting Policies [Line Items]
Allowance for loan loss emergence period												2 years
Consumer Portfolio Segment [Member]
Summary Of Significant Accounting Policies [Line Items]
Period lengthened the LEP assumption for the consumer portfolio												1 year 6 months
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage of outstanding common stock of investees accounted for using equity method of accounting	20.00%	20.00%								20.00%		20.00%
Minimum [Member] | Consumer Portfolio Segment [Member]
Summary Of Significant Accounting Policies [Line Items]
Allowance for loan loss emergence period												2 years
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage of outstanding common stock of investees accounted for using equity method of accounting	50.00%	50.00%								50.00%		50.00%
Maximum [Member] | Consumer Portfolio Segment [Member]
Summary Of Significant Accounting Policies [Line Items]
Allowance for loan loss emergence period												5 years